Acquisitions, Divestitures and Exchanges, exchanges (Details) - USD ($) $ in Thousands	1 Months Ended				12 Months Ended
	Jul. 31, 2015	Mar. 31, 2015	Dec. 31, 2014	Feb. 28, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Exchanges
(Gain) loss on license sales and exchanges					$ (146,884)	$ (112,993)	$ (255,479)
Cash received from divestitures and exchanges					316,729	179,842	$ 811,120
Other current liabilities			$ 149,853		104,447	149,853
Carrying value			1,443,438		$ 1,834,212	1,443,438
PCS and AWS license exchange
Exchanges
Asset exchange description					In September 2014, U.S. Cellular entered into an agreement with a third party to exchange certain PCS and AWS licenses for certain other PCS and AWS licenses and $28.0 million of cash. This license exchange was accomplished in two closings. The first closing occurred in December 2014 at which time U.S. Cellular transferred licenses to the counterparty with a net book value of $11.5 million, received licenses with an estimated fair value, per a market approach, of $51.5 million, recorded a $21.7 million gain and recorded an $18.3 million deferred credit in Other current liabilities. The license that was transferred to the counterparty in the second closing had a net book value of $22.2 million. The second closing occurred in July 2015. At the time of the second closing, U.S. Cellular received $28.0 million in cash and recognized the deferred credit from the first closing resulting in a total gain of $24.0 million recorded on this part of the license exchange.
PCS and AWS license exchange - first closing
Exchanges
(Gain) loss on license sales and exchanges			(21,700)
Fair value			51,500			51,500
Other current liabilities			18,300			18,300
Carrying value			$ 11,500			$ 11,500
PCS and AWS license exchange - second closing
Exchanges
(Gain) loss on license sales and exchanges	$ (24,000)
Cash received from divestitures and exchanges	28,000
Carrying value	$ 22,200
PCS license exchange
Exchanges
Asset exchange description					In March 2015, U.S. Cellular exchanged certain of its unbuilt PCS licenses for certain other PCS licenses located in U.S. Cellular’s existing operating markets and $117.0 million of cash. As of the transaction date, the licenses received in the transaction had an estimated fair value, per a market approach, of $43.5 million. A gain of $125.2 million was recorded in (Gain) loss on license sales and exchanges, net in the Consolidated Statement of Operations in the first quarter of 2015.
(Gain) loss on license sales and exchanges		$ (125,200)
Fair value		43,500
Cash received from divestitures and exchanges		$ 117,000
Spectrum exchange
Exchanges
Asset exchange description					In February 2014, U.S. Cellular completed an exchange whereby U.S. Cellular received one E block PCS spectrum license covering Milwaukee, WI in exchange for one D block PCS spectrum license covering Milwaukee, WI. The exchange of licenses provided U.S. Cellular with spectrum to meet anticipated future capacity and coverage requirements. No cash, customers, network assets, other assets or liabilities were included in the exchange. As a result of this transaction, U.S. Cellular recognized a gain of $15.7 million, representing the difference between the $15.9 million fair value of the license surrendered, calculated using a market approach valuation method, and the $0.2 million carrying value of the license surrendered. This gain was recorded in (Gain) loss on license sales and exchanges in the Consolidated Statement of Operations in the first quarter of 2014.
(Gain) loss on license sales and exchanges				$ (15,700)
Fair value				15,900
Carrying value				$ 200